Short-term debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term debt
13.	Short-term Debt
In December 2022, the Company entered into an SPA with the Investor to sell Underlying Shares to the investor for a total consideration of US$10,000, on the condition that the Investor will obtain ODI approval for the investment. The Underlying Shares consist of 3,466,204 Class A ordinary shares of the Company, determined by the total consideration and average closing price of the Company’s ordinary shares for the previous 30 days upon the sign-off
of SPA. A Supplemental Agreement has been entered into and agreed that the Investor would pay a cash consideration of RMB69,861, equivalent to total consideration of US$10,000, to the designated subsidiary of the Company. Concurrently, the Company would issue the Underlying Shares to the Investor or its designated offshore entities.
Pursuant to the Supplemental Agreement, the Group is obligated to repay the RMB Proceeds to the investor three months after the sign-off
of SPA or a longer period agreed by both parties (the “Maturity Date”). The RMB Proceeds were loan from the investor and accounted for as a short-term debt under ASC 470, Debt.
Pursuant to the SPA, the Company agreed to sell the Underlying Shares to the investor at a future date, which was accounted for as Warrants issued by the Company and classified as equity because it would be settled with equity in the future according to the accounting policy as detailed in Note 2(ai).
The Group received the RMB Proceeds for the short-term debt and Warrants in a bundled transaction. Management allocated Proceeds to the short-term debt and the Warrants based on their relative fair values. As a result, RMB13,697 (US$1,929) was allocated to the Warrants and recorded as additional paid-in
capital, and RMB56,164 (US$7,911) was allocated to the debt on the initial recognition date. The difference between the amount to be repaid on Maturity Date and the initial recognition date was accounted for as interest expenses. For the year ended December 31, 2023, amortization of debt discounts of RMB12,023 (US$1,693) were recognized.
In March and April 2023, the Company completed issuance of the Underlying Shares to the investor and repaid RMB69,861 of short-term debt in full and received the total consideration of US$10,000 with the warrants exercised. Share capital of RMB2 (US$0.3) and additional paid-in
capital of RMB66,484 (US$9,364)
(net-off
direct transaction costs) were recognized for the year ended December 31, 2023.